Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Schedule III - Real Estate and Accumulated Depreciation
Schedule III - Real Estate and Accumulated Depreciation

Real Estate and Accumulated Depreciation

December 31, 2010

(Dollars in thousands)

		Initial Costs			Gross Amount at December 31, 2010
Description	Debt	Land	Building & Improvements	Subsequent Costs Capitalized	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date Acquired	Depreciation Life
Marriott Airport Austin South	$22,043	$2,252	$16,522	$1,337	$2,252	$17,859	$20,111	$1,966	2006	40
Marriott Denver South @ Park Meadow	39,154	5,384	39,488	269	5,384	39,757	45,141	4,538	2006	40
Marriott Louisville Downtown	72,244	—	89,541	19	—	89,560	89,560	10,254	2006	40
Marriott Pontiac	13,806	3,437	25,224	22	3,437	25,246	28,683	2,892	2006	40
Marriott Midway	28,027	4,464	32,736	555	4,464	33,291	37,755	3,797	2006	40
Renaissance Boulder Suites @ Flatiron	18,833	4,440	32,557	3	4,440	32,560	37,000	3,730	2006	40
Renaissance Plantation	25,361	4,842	35,517	187	4,842	35,704	40,546	4,079	2006	40
Holiday Inn Austin NW Plaza	11,844	1,546	11,337	443	1,546	11,780	13,326	1,335	2006	40
Courtyard Austin Central	14,559	1,894	13,891	536	1,894	14,427	16,321	1,628	2006	40
Courtyard Austin NW Parmer Lane	12,547	1,443	10,585	609	1,443	11,194	12,637	1,248	2006	40
Courtyard Austin South	5,450	1,530	11,222	96	1,530	11,318	12,848	1,268	2006	40
Courtyard Benton Harbor	2,595	345	2,534	130	345	2,664	3,009	297	2006	40
Courtyard Brandon	10,617	1,036	7,599	53	1,036	7,652	8,688	1,155	2006	40
Courtyard Chicago Downtown Mag Mile	36,135	8,140	59,696	1,783	8,140	61,479	69,619	6,761	2006	40
Courtyard Fort Wayne	9,713	1,143	8,389	180	1,143	8,569	9,712	973	2006	40
Courtyard Golden	6,861	1,325	9,716	43	1,325	9,759	11,084	1,096	2006	40
Courtyard Goshen	5,605	356	2,614	114	356	2,728	3,084	410	2006	40
Courtyard Grand Rapids Airport	4,446	706	5,185	142	706	5,327	6,033	581	2006	40
Courtyard Hammond	7,871	1,038	7,616	114	1,038	7,730	8,768	879	2006	40
Courtyard Indy Capital	17,709	2,482	18,207	127	2,482	18,334	20,816	2,092	2006	40
Courtyard Lakewood	2,718	536	3,931	19	536	3,950	4,486	445	2006	40
Courtyard Longmont/Boulder	6,116	1,192	8,745	83	1,192	8,828	10,020	988	2006	40
Courtyard Louisville	9,282	1,640	12,025	55	1,640	12,080	13,720	1,358	2006	40
Courtyard Louisville NE	9,448	1,374	10,079	153	1,374	10,232	11,606	1,158	2006	40
Courtyard Merrillville	9,144	537	3,943	283	537	4,226	4,763	737	2006	40
Courtyard Mesquite	7,235	942	6,915	58	942	6,973	7,915	797	2006	40
Courtyard Midway	9,593	2,172	15,927	206	2,172	16,133	18,305	2,373	2006	40
Courtyard Mishawaka/South Bend	7,024	640	4,699	71	640	4,770	5,410	721	2006	40
Courtyard Pontiac	6,910	482	3,543	73	482	3,616	4,098	641	2006	40
Courtyard Salt Lake City Airport	18,172	2,333	17,110	46	2,333	17,156	19,489	1,964	2006	40
Courtyard San Antonio Airport Northstar	9,849	1,196	8,768	458	1,196	9,226	10,422	1,030	2006	40
Courtyard Sugarland	8,251	1,217	8,931	48	1,217	8,979	10,196	1,025	2006	40
Courtyard Valparaiso	4,690	248	1,825	50	248	1,875	2,123	370	2006	40
Courtyard Schaumburg	13,173	2,078	15,239	10	2,078	15,249	17,327	1,621	2007	40
Courtyard Miramar	10,664	1,619	11,872	—	1,619	11,872	13,491	1,039	2007	40
Courtyard Austin Downtown	37,638	6,049	44,361	—	6,049	44,361	50,410	3,607	2007	40
Courtyard Grand Junction	10,664	1,576	11,754	—	1,576	11,754	13,330	711	2008	40
Courtyard Austin Airport	11,291	1,691	12,404	1,030	1,691	13,434	15,125	967	2007	40
Residence Inn Austin NW	11,477	1,403	10,290	33	1,403	10,323	11,726	1,182	2006	40
Residence Inn Austin South Airport	6,853	802	5,883	5	802	5,888	6,690	675	2006	40
Residence Inn Austin Parmer Lane	8,023	1,483	10,872	36	1,483	10,908	12,391	1,227	2006	40
Residence Inn Carmel	8,952	1,646	12,076	143	1,646	12,219	13,865	1,366	2006	40
Residence Inn Fishers	8,335	998	7,322	33	998	7,355	8,353	843	2006	40
Residence Inn Golden	7,018	1,222	8,963	26	1,222	8,989	10,211	1,011	2006	40
Residence Inn Hammond	6,917	980	7,190	123	980	7,313	8,293	833	2006	40
Residence Inn Galleria	17,606	2,665	19,549	21	2,665	19,570	22,235	2,242	2006	40
Residence Inn Indianapolis Airport	7,728	786	5,772	167	786	5,939	6,725	806	2006	40
Residence Inn Indianapolis Canal	17,960	2,670	19,588	345	2,670	19,933	22,603	2,262	2006	40
Residence Inn Lakewood	4,462	986	7,230	13	986	7,243	8,229	815	2006	40
Residence Inn Longmont	7,028	1,407	10,321	—	1,407	10,321	11,728	1,162	2006	40
Residence Inn Louisville	8,431	1,298	9,519	46	1,298	9,565	10,863	1,094	2006	40
Residence Inn Louisville NE	7,724	1,319	9,675	71	1,319	9,746	11,065	1,092	2006	40
Residence Inn Merrillville	7,112	595	4,372	190	595	4,562	5,157	780	2006	40
Residence Inn Novi	7,083	1,427	10,445	24	1,427	10,469	11,896	1,178	2006	40
Residence Inn Oakbrook	11,547	—	20,436	—	—	20,436	20,436	2,299	2006	40
Residence Inn Plantation	19,943	2,183	16,021	3	2,183	16,024	18,207	2,240	2006	40
Residence Inn Pontiac	10,502	320	2,354	163	320	2,517	2,837	782	2006	40
Residence Inn Round Rock	11,566	1,684	12,349	133	1,684	12,482	14,166	1,417	2006	40
Residence Inn Salt Lake City	9,403	875	6,416	37	875	6,453	7,328	739	2006	40
Residence Inn San Antonio Downtown	11,454	1,822	13,360	23	1,822	13,383	15,205	1,533	2006	40
Residence Inn Schaumburg	10,357	1,790	13,124	245	1,790	13,369	15,159	1,516	2006	40
Residence Inn South Bend	3,391	603	4,425	231	603	4,656	5,259	518	2006	40
Residence Inn Sugarland	7,500	1,100	8,073	20	1,100	8,093	9,193	926	2006	40
Residence Inn Chicago Naperville	10,068	1,923	14,101	11	1,923	14,112	16,035	1,588	2006	40
Residence Inn Downtown Louisville	11,291	1,815	13,308	—	1,815	13,308	15,123	1,331	2007	40
Residence Inn Miramar	11,291	1,692	12,409	5	1,692	12,414	14,106	1,087	2007	40
Residence Inn Grand Junction	8,155	870	9,197	8	870	9,205	10,075	604	2008	40
Residence Inn Austin Downtown	23,210	3,767	27,626	11	3,767	27,637	31,404	2,246	2007	40
SpringHill Suites North Parmer Lane	7,028	1,957	14,351	2	1,957	14,353	16,310	1,615	2006	40
SpringHill Suites Austin South Airport	12,061	1,605	11,768	77	1,605	11,845	13,450	1,355	2006	40
SpringHill Suites Carmel	8,956	1,816	13,320	580	1,816	13,900	15,716	1,527	2006	40
SpringHill Suites Louisville Hurstbourne	8,317	1,890	13,869	526	1,890	14,395	16,285	1,586	2006	40
SpringHill Suites Mishawaka South Bend	5,751	983	7,217	51	983	7,268	8,251	949	2006	40
SpringHill Suites Schaumburg	10,124	1,554	11,396	485	1,554	11,881	13,435	1,329	2006	40
SpringHill Suites Southfield	5,123	379	2,782	17	379	2,799	3,178	611	2006	40
SpringHill Suites Westminster	10,400	2,409	17,670	109	2,409	17,779	20,188	1,994	2006	40
SpringHill Suites Longmont	7,214	1,144	8,388	11	1,144	8,399	9,543	840	2007	40
Fairfield Inn Austin Central	4,002	556	4,078	23	556	4,101	4,657	469	2006	40
Fairfield Inn Austin South	4,298	505	3,702	16	505	3,718	4,223	425	2006	40
Fairfield Inn Brandon	10,072	926	6,795	103	926	6,898	7,824	1,015	2006	40
Fairfield Inn & Suites Cherry Creek	11,316	1,203	8,823	104	1,203	8,927	10,130	1,018	2006	40
Fairfield Inn Hammond	6,742	722	5,301	251	722	5,552	6,274	623	2006	40
Fairfield Inn Indianapolis Airport	6,763	657	4,820	257	657	5,077	5,734	667	2006	40
Fairfield Inn & Suites Key West	14,164	1,803	19,325	—	1,803	19,325	21,128	2,078	2006	40
Fairfield Inn Memphis	1,590	163	1,199	46	163	1,245	1,408	195	2006	40
Fairfield Inn Merrillville	7,479	768	5,636	41	768	5,677	6,445	650	2006	40
Fairfield Inn Midway	5,205	1,425	10,449	44	1,425	10,493	11,918	1,200	2006	40
Fairfield Inn San Antonio Airport	9,416	1,140	8,363	94	1,140	8,457	9,597	965	2006	40
Fairfield Inn San Antonio Downtown	8,580	1,378	10,105	52	1,378	10,157	11,535	1,162	2006	40
Fairfield Inn Valparaiso	2,266	157	1,157	2	157	1,159	1,316	216	2006	40
Holiday Inn Select Kentwood	4,054	582	4,274	2	582	4,276	4,858	655	2006	40
Hampton Inn Merrillville	5,783	665	4,879	109	665	4,988	5,653	566	2006	40
Holiday Inn Express Merrillville	5,158	545	4,005	77	545	4,082	4,627	464	2006	40
Hampton Inn Chicago Midway Airport	16,555	2,747	20,143	357	2,747	20,500	23,247	2,325	2006	40
Hilton Garden Inn Midway	21,418	2,978	21,842	—	2,978	21,842	24,820	2,503	2006	40
Sleep Inn Midway Airport	10,326	1,189	8,718	20	1,189	8,738	9,927	1,236	2006	40
Holiday Inn Express Hotel & Suites Midway Airport	12,892	1,874	13,742	232	1,874	13,974	15,848	1,590	2006	40
Homewood Suites Brandon	9,410	1,377	10,099	—	1,377	10,099	11,476	778	2007	40
Hilton Garden Inn Bloomington	13,801	—	18,945	—	—	18,945	18,945	948	2009	40
TGIFriday's	2,403	829	6,139	148	829	6,287	7,116	694	2006	40
Marriott LaGuardia	58,000	4,860	27,540	14	4,860	27,554	32,414	4,976	2007	40
Hilton Garden Inn St. George	10,818	1,822	13,363	17	1,822	13,380	15,202	1,226	2007	40
SpringHill Suites Bakersfield	9,975	1,560	8,838	—	1,560	8,838	10,398	1,027	2007	40
SpringHill Suites Gainesville	12,350	4,018	12,118	—	4,018	12,118	16,136	1,055	2007	40
Hampton Inn & Suites Clearwater	10,334	1,106	12,721	—	1,106	12,721	13,827	1,093	2007	40
Hampton Inn Garden City	22,934	5,691	22,764	10	5,691	22,774	28,465	1,991	2007	40
Hampton Inn & Suites Las Vegas / Summerlin	11,078	2,341	4,609	6	2,341	4,615	6,956	527	2007	40
Courtyard Houston Galleria	18,589	3,069	22,508	8	3,069	22,516	25,585	1,923	2007	40
Hampton Inn Fort Walton Beach	11,357	8,774	6,109	96	8,774	6,205	14,979	499	2007	40
Hilton Mystic	13,339	6,092	9,111	119	6,092	9,230	15,322	722	2007	40
Embassy Suites Downey	23,967	4,857	29,943	1,317	4,857	31,260	36,117	2,257	2008	40
Summerfield Suites Colorado Springs	8,900	1,453	8,234	—	1,453	8,234	9,687	514	2008	40
Summerfield Suites Austin	13,650	2,813	15,940	54	2,813	15,994	18,807	998	2008	40
Summerfield Suites Lincoln Park	20,280	3,169	17,958	20	3,169	17,978	21,147	1,123	2008	40
Summerfield Suites Dallas Uptown	15,600	2,241	12,698	—	2,241	12,698	14,939	793	2008	40
Summerfield Suites Richardson	10,112	1,445	8,186	—	1,445	8,186	9,631	511	2008	40
Summerfield Suites Houston Galleria	16,458	2,976	16,866	83	2,976	16,949	19,925	1,057	2008	40
Hilton Garden Inn New York/West 35th Street	60,000	24,244	96,978	17	24,244	96,995	121,239	4,647	2009	40
Embassy Suite Tampa Downtown Convention Center	40,000	2,161	71,017	1	2,161	71,018	73,179	1,175	2010	40
Red Roof Inn DC	—	16,214	22,265	11	16,214	22,276	38,490	496	2010	40
Embassy Suites Fort Myers Estero	—	2,816	7,862	—	2,816	7,862	10,678	141	2010	40
Homewood Suites Washington DC	31,000	23,139	34,188	—	23,139	34,188	57,327	605	2010	40
Fashion 26	—	35,592	82,392	—	35,592	82,392	117,984	787	2010	40
Hampton Inn & Suites Denver Tech Center	—	2,373	9,180	—	2,373	9,180	11,553	68	2010	40
Garden District	—	1,901	3,865	—	1,901	3,865	5,766	—	2010	40
Residence Inn Columbia	—	1,993	11,487	—	1,993	11,487	13,480	49	2010	40
Residence Inn National Harbor	—	7,457	37,046	—	7,457	37,046	44,503	167	2010	40
Residence Inn Silver Spring	—	3,945	18,896	—	3,945	18,896	22,841	87	2010	40
Hilton Garden Inn New Orleans Convention Center	—	3,405	20,750	—	3,405	20,750	24,155	83	2010	40
Hampton Inn West Palm Beach Central Airport	—	2,280	9,769	—	2,280	9,769	12,049	35	2010	40
Hilton Garden Inn West Palm Beach Central Airport	—	1,206	10,811	—	1,206	10,811	12,017	36	2010	40
Hollywood Heights Hotel	—	5,303	19,136	—	5,303	19,136	24,439	38	2010	40
Doubletree Metropolitan Hotel New York City	200,000	140,273	188,072	—	140,273	188,072	328,345	553	2010	40

	$1,747,077	$487,971	$2,171,033	$17,180	$487,971	$2,188,213	$2,676,184	$175,432